Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Amounts Due from Banks	$ 1,300,000,000	$ 1,200,000,000
Restricted cash	715,000,000	547,000,000
Cash and cash equivalents	7,781,000,000	6,550,000,000	7,395,000,000	7,907,000,000
Nonrepatriable Cash and Cash Equivalents	876,000,000	768,000,000
Financing Receivable, Net	1,200,000,000	1,000,000,000
Financing Receivable, Allowance for Credit Losses	115,000,000	63,000,000
Depreciation expense, including amortization of property under capital lease	8,400,000,000	8,100,000,000	7,600,000,000
Interest costs capitalized on construction projects	74,000,000	60,000,000	63,000,000
Workers compensation liability	5,000,000
General liability	15,000,000
Advertising costs	2,300,000,000	2,300,000,000	2,500,000,000
Pre-opening costs	316,000,000	308,000,000	320,000,000
Walmart International [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,200,000,000	$ 5,600,000,000